INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contributions tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	R$ 3,393,354	R$ 4,071,219	R$ 3,874,054	R$ 3,054,393
Non-current liabilities	(61,562)	(517,413)	R$ (118,368)	R$ (82,686)
2020
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		605,657
2021
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	616,409	467,153
Non-current liabilities	(8,558)	(98,449)
2022
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	399,248	422,863
Non-current liabilities	(8,192)	(110,031)
2023
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	391,610	464,514
Non-current liabilities	(14,815)	(90,703)
2024
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	348,139	472,734
Non-current liabilities	(3,145)	(79,022)
2025 and after
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	1,637,948	1,638,298
Non-current liabilities	R$ (26,852)	R$ (139,208)